Deferred benefits and gains (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Deferred Benefits and Gains

	2018	2017
	RMB million	RMB million
Leases rebates (Note (i))	47	54
Maintenance rebates (Note (ii))	746	807
Gains relating to sale and leaseback (Note (iii))	15	28
Government grants	85	149
Others	13	15

	906	1,053

Notes:

(i)

The Group was granted rebates by the lessors under certain lease arrangements when it fulfilled certain requirements. The rebates are deferred and amortized using the straight line method over the remaining lease terms.

(ii)	The Group was granted rebates by the engine suppliers under certain arrangements when it fulfilled certain requirements. The rebates are deferred and amortized over the beneficial period.
(iii)	The Group entered into sale and leaseback transactions with certain third parties under operating leases. The gains are deferred and amortized over the lease terms of the aircraft.